Cover Page - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 05, 2021	Jun. 30, 2020
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, State or Province	MS
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		5,587,070
Entity Public Float			$ 126,925,111
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-15375
Entity Incorporation, State or Country Code	MS
Entity Tax Identification Number	64-0666512
Entity Address, Address Line One	521 Main Street
Entity Address, City or Town	Philadelphia
Entity Address, Postal Zip Code	39350
City Area Code	601
Local Phone Number	656-4692
ICFR Auditor Attestation Flag	false